UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

THIRD AVENUE VALUE PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2008

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

Third Avenue Value Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust Third Avenue Value Portfolio Portfolio Management Discussion December 31, 2008 (Unaudited)

At December 31, 2008 the audited net asset value attributable to each of the 16,400,944 common shares outstanding of the Third Avenue Value Portfolio was $12.01 per share. This compares with an audited net asset value at December 31, 2007 of $22.12 per share, adjusted for a subsequent distribution to shareholders.

			Average Annual Returns for the periods ended December 31, 2008

	One Year ended 12/31/08		Three Year		Five Year		Since Inception (9/21/99)

Third Avenue Value Portfolio	(43.66%	)	(14.68%	)	(3.12%	)	7.04%
Russell 2500 Index	(36.79%	)	(9.37%	)	(0.98%	)	3.87%
S&P 500 Index	(37.00%	)	(8.36%	)	(2.19%	)	(2.24%	)

The Third Avenue Value Portfolio (the “Portfolio”) seeks to achieve long-term capital appreciation. During the twelve-month period ended December 31, 2008, the Portfolio returned negative 43.7%. While the Portfolio does not seek to track any benchmark, various comparative indices are included above for illustrative purposes, both for the most recent year and over longer periods. Although the Portfolio is managed for the long-term and does not seek to maximize short-term performance, during this year, the Portfolio underperformed the Russell 2500 Index and the S&P 500 Index. Due to Portfolio management’s long-term focus, we believe that the Portfolio’s performance should be judged over the long term.

The last 12 months, ended December 31, 2008, were characterized by extreme volatility in financial markets, driven by panic and indiscriminate selling of securities around the globe. While shares of companies with weak financial positions are expected to decline in such markets, those of many well-capitalized, well-managed companies, such as those in the Portfolio are being punished unfairly. We continue to be pleased with the quality of the companies in which the Portfolio is invested. Please note that the Portfolio did not own any securities issued by Bear Stearns, Lehman Brothers, Countrywide, Fannie Mae, Freddie Mac, Wachovia or AIG.

Given the ongoing crisis, it is no surprise that the Portfolio’s key detractors were its investments in financial and real estate-related companies, both in the U.S. and abroad. This includes Hong Kong-based Cheung Kong Holdings and Henderson Land Development. The continued austerity measures implemented by the Chinese government to “cool down” the mainland property market have undoubtedly impacted a large number of the local developers and companies with exposure to that market, especially those that have not been able to obtain financing or have been forced to sell into a weak market. However, we believe our Portfolio companies in the region have the necessary financial strength to not only withstand the current turmoil, but to add property assets opportunistically during the pullback.

U.S.-based Forest City Enterprises was also among the top detractors, as it was negatively impacted by overall deterioration in the U.S. commercial real estate market. Despite concerns regarding upcoming property refinancings (which in Forest City’s case are non-recourse), we continue to believe the company has an attractive property portfolio in markets with high barriers to entry and a strong management team that has been able to build value over time.

On the positive side, the Portfolio’s top contributors included NewAlliance Bancshares, which benefited from its attractive capital position and conservative lending practices and ASV, Inc. (a maker of rubber track loaders used in construction), which was acquired by Terex in March.

The Portfolio continues to look for investment opportunities that meet our investment criteria.

1

Third Avenue Variable Series Trust Third Avenue Value Portfolio Portfolio Management Discussion (continued) (Unaudited)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE PORTFOLIO’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE PORTFOLIO’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF DECEMBER 31, 2008, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Portfolio is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2500 Index measures the performance of small to mid-sized companies. The S&P 500 Index and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of distributions.

2

Performance Information (Unaudited)

Performance Illustrations

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE PORTFOLIO (TAVP),
THE RUSSELL 2500 INDEX AND THE STANDARD & POOR’S 500 INDEX (S&P 500 INDEX)
FROM INCEPTION OF THE PORTFOLIO (9/21/99) THROUGH DECEMBER 31, 2008

Average Annual Total Return

1 Year	3 Year	5 Year	Since Inception
(43.66%)	(14.68%)	(3.12%)	7.04%

* All returns include reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results.

3

Third Avenue Variable Series Trust Third Avenue Value Portfolio Industry Diversification at December 31, 2008

The summary of the Portfolio’s investments as of December 31, 2008 is as follows:
(Unaudited)

Holding Companies
Non-U.S. Real Estate Operating Companies
Automotive
Diversified Operations
U.S. Real Estate Operating Companies
Financial Insurance
Steel & Specialty Steel
Oil & Gas Production & Services
Annuities & Mutual Fund Management & Sales
Utilities, Utility Service Companies & Waste Management
Auto & Related
Telecommunications
Electronics Components
Home Development
Other
Cash & Equivalents (Net)
Industry
0
5
10
15
20
25
% of Net Assets

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at December 31, 2008

Principal Amount ($)		Value (Note 1)

Corporate Bonds - 6.96%

	Auto & Related - 2.62%
2,000,000	GMAC LLC, 7.750%, due 1/19/10	$1,784,180
3,975,000	GMAC LLC, 7.250%, due 3/2/11	3,379,680

		5,163,860

	Consumer Products - 0.48%
972,027	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (h)	943,741

	Financial Insurance - 3.11%
12,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	6,124,596

	Home Development - 0.48%
1,750,000	Standard Pacific Corp., 6.250%, due 4/1/14	945,000

	U.S. Real Estate Operating Companies - 0.27%
1,000,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	535,500

	Total Corporate Bonds (Cost $17,810,358)	13,712,697

Shares

Common Stocks - 80.73%
	Annuities & Mutual Fund Management & Sales - 5.06%
222,000	Bank of New York Mellon Corp. (The)	6,289,260
202,600	Power Corp. of Canada (Canada)	3,679,459

		9,968,719

	Automotive - 8.25%
754,300	Toyota Industries Corp. (Japan)	16,248,422

	Consumer Products - 0.00%#
33,915	Home Products International, Inc. (a) (b) (h)	1,696

	Diversified Operations - 7.40%
428,137	Brookfield Asset Management, Inc., Class A (Canada)	6,537,652
547,000	Hutchison Whampoa, Ltd. (Hong Kong)	2,761,374
1,905,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	5,276,017

		14,575,043

	Electronics Components - 1.55%
383,673	AVX Corp.	3,046,364

Shares		Value (Note 1)

	Financial Insurance - 3.03%
825,000	Ambac Financial Group, Inc.	$1,072,500
843,492	MBIA, Inc. (b)	3,433,012
395,117	Radian Group, Inc.	1,454,030

		5,959,542

	Financial Services - 0.41%
176,000	CIT Group, Inc.	799,040

	Holding Companies - 20.21%
2,242,000	Cheung Kong Holdings, Ltd. (Hong Kong)	21,387,852
232,000	Guoco Group, Ltd. (Hong Kong) (f)	1,359,449
430,000	Investor AB, Class A (Sweden)	6,331,001
76,000	Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	1,406,000
12,500	Pargesa Holding SA (Switzerland)	835,398
116,927	RHJ International (Belgium) (b)	565,610
3,584,000	Wheelock & Co., Ltd. (Hong Kong)	7,898,155

		39,783,465

	Home Development - 0.65%
42,200	MDC Holdings, Inc.	1,278,660

	Non-U.S. Real Estate Operating Companies - 12.19%
1,050,000	Hang Lung Group, Ltd. (Hong Kong)	3,207,590
1,200,000	Hang Lung Properties, Ltd. (Hong Kong)	2,634,682
4,855,000	Henderson Land Development Co., Ltd. (Hong Kong)	18,158,544

		24,000,816

	Oil & Gas Production & Services - 5.27%
86,000	Cimarex Energy Co.	2,303,080
32,000	EnCana Corp. (Canada)	1,487,360
415,000	Nabors Industries, Ltd. (Bermuda) (b)	4,967,550
83,300	Suncor Energy, Inc. (Canada)	1,624,350

		10,382,340

	Steel & Specialty Steel - 5.34%
139,800	POSCO, ADR (South Korea)	10,519,950

	Telecommunications - 1.85%
790,395	Sycamore Networks, Inc. (b)	2,126,163
368,100	Tellabs, Inc. (b)	1,516,572

		3,642,735

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at December 31, 2008

Shares		Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 5.96%
433,900	Forest City Enterprises, Inc., Class A	$2,907,130
252,200	St. Joe Co. (The) (b)	6,133,504
109,156	Tejon Ranch Co. (b)	2,700,519

		11,741,153

	Utilities, Utility Service Companies & Waste Management - 3.56%
319,400	Covanta Holding Corp. (b)	7,014,024

	Total Common Stocks (Cost $252,564,457)	158,961,969

Partnership Units

Limited Partnerships - 0.26%
	Infrastructure - 0.26%
45,589	Brookfield Infrastructure Partners LP (g)	510,597

	Total Limited Partnerships (Cost $896,886)	510,597

Principal Amount ($)

Short Term Investments - 12.00%
	Repurchase Agreement - 12.00%
23,631,852	JPMorgan Securities, Inc., 0.01%, dated 12/31/08, due 1/2/09 (d)	23,631,852

	Total Short Term Investments (Cost $23,631,852)	23,631,852

	Total Investment Portfolio - 99.95% (Cost $294,903,553)	196,817,115

	Other Assets less Liabilities - 0.05%	95,058

	NET ASSETS - 100.00%
	(Applicable to 16,400,944 shares outstanding)	$196,912,173

Notes:

(a)	Fair-valued security.

(b)	Non-income producing security.

(c)	Variable rate security.

(d)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Notes, par value $21,690,000, due 4/15/11-7/15/12, value $24,315,734.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Incorporated in Bermuda.

(g)	Bermuda exempted limited partnership.

(h)	Issuer in bankruptcy.

#	Amount represents less than 0.01% of total net assets.

ADR:	American Depository Receipt.

PIK:	Payment-in-kind.

The aggregate cost for federal income tax purposes is $301,363,997.

The aggregate net unrealized depreciation for federal income tax purposes is $(104,546,882).

Country Concentration

% of Net Assets

United States	40.59%
Hong Kong	32.55
Japan	8.25
Canada	6.77
South Korea	5.34
Sweden	3.22
Bermuda	2.52
Switzerland	0.42
Belgium	0.29

Total	99.95%

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Assets and Liabilities
December 31, 2008

Assets:
Investments at value (cost of $271,271,701) (Note 1)	$173,185,263
Repurchase agreement (cost of $23,631,852)	23,631,852

Total investments and repurchase agreement (cost of $294,903,553)	196,817,115
Dividends and interest receivable	1,035,246
Receivable for Portfolio shares sold	68,603
Other assets	4,408

Total assets	197,925,372

Liabilities:
Payable for securities purchased	558,726
Payable for Portfolio shares redeemed	160,848
Payable to investment adviser	149,681
Accounts payable and accrued expenses	73,238
Payable for other shareholder servicing fees (Note 3)	70,599
Payable to trustees	107

Total liabilities	1,013,199

Net assets	$196,912,173

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value,16,400,944 shares outstanding	$258,644,325
Accumulated distributions in excess of net investment income	(6,030,503)
Accumulated undistributed net realized gains from investments and foreign currency transactions	42,384,045
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(98,085,694)

Net assets applicable to capital shares outstanding	$196,912,173

Net asset value, offering and redemption price per share	$12.01

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Operations
For the Year Ended December 31, 2008

Investment Income:
Dividends (net of foreign withholding tax of $383,230)	$5,961,507
Interest	2,463,350
Other income	2,691

Total investment income	8,427,548

Expenses:
Investment advisory fees (Note 3)	2,984,372
Other shareholder servicing fees (Note 3)	693,000
Reports to shareholders	78,999
Accounting services	77,000
Auditing and tax consulting fees	73,699
Transfer agent fees	52,750
Custodian fees	43,029
Administration fees (Note 3)	32,000
Trustees’ and officers’ fees and expenses	24,000
Legal fees	23,700
Insurance expenses	6,098
Miscellaneous expenses	26,568

Total expenses	4,115,215

Net investment income	4,312,333

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments	43,017,207
Net realized loss on foreign currency transactions	(3,806,130)
Net change in unrealized appreciation/depreciation on investments	(215,498,728)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	369

Net loss on investments and foreign currency transactions	(176,287,282)

Net decrease in net assets resulting from operations	$(171,974,949)

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007

Operations:
Net investment income	$4,312,333	$2,277,572
Net realized gain on investments and foreign currency transactions	39,211,077	53,299,475
Net change in unrealized appreciation/depreciation on investments	(215,498,728)	(77,930,918)
Net change in unrealized appreciation/depreciation on written options	—	(33,380)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	369	445

Net decrease in net assets resulting from operations	(171,974,949)	(22,386,806)

Distributions:
Dividends to shareholders from net investment income	(2,675,138)	(11,660,409)
Distributions to shareholders from net realized gains	(53,286,104)	(33,606,087)

Decrease in net assets from distributions	(55,961,242)	(45,266,496)

Capital Share Transactions:
Proceeds from sale of shares	20,180,718	40,244,147
Net asset value of shares issued in reinvestment of dividends and distributions	55,961,242	45,266,496
Cost of shares redeemed	(114,230,260)	(95,626,473)

Net decrease in net assets resulting from capital share transactions	(38,088,300)	(10,115,830)

Net decrease in net assets	(266,024,491)	(77,769,132)
Net assets at beginning of year	462,936,664	540,705,796

Net assets at end of year	$196,912,173	$462,936,664

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended December 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$25.92	$29.84	$27.41	$24.73	$20.96

Income (loss) from investment operations:
Net investment income	0.26 [1]	0.15	0.29	0.02	0.07
Net gain (loss) on investment transactions (both realized and unrealized)	(10.37)	(1.45)	3.88	3.55	4.05

Total from investment operations	(10.11)	(1.30)	4.17	3.57	4.12

Less distributions:
Dividends from net investment income	(0.18)	(0.67)	(0.40)	(0.34)	(0.12)
Distributions from realized gains	(3.62)	(1.95)	(1.34)	(0.55)	(0.23)

Total distributions	(3.80)	(2.62)	(1.74)	(0.89)	(0.35)

Net asset value, end of year	$12.01	$25.92	$29.84	$27.41	$24.73

Total return[2]	(43.66%)	(4.80%)	15.78%	14.63%	19.90%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$196,912	$462,937	$540,706	$481,252	$408,061
Ratio of expenses to average net assets	1.24%	1.17%	1.17%	1.19%	1.21%
Ratio of net investment income to average net assets	1.30%	0.42%	0.74%	0.04%	0.31%
Portfolio turnover rate	77%	20%	9%	12%	10%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Total return does not reflect charges pursuant to the terms of insurance contracts funded by separated accounts that invest in the Portfolio’s shares.

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
December 31, 2008

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities and mainly by acquiring common stocks of well-financed companies (meaning companies believed to be without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2008, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Portfolio’s Valuation Committee as authorized by the Board of the Portfolio, under procedures established by the Board. At December 31, 2008, such securities had a total fair value of $945,437 or 0.48% of net assets. Among the factors considered by the Portfolio’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolio has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio’s net assets as of December 31, 2008 is as follows:

Valuation Inputs	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$96,438,628
Level 2 - Other Significant Observable Inputs	99,433,050	*
Level 3 - Significant Unobservable Inputs	945,437

Total Market Value of Investments	$196,817,115

* Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)

Balance as of 1/1/08	$952,518
Change in unrealized appreciation/(depreciation)	(62,880)
Payment-in-kind interest	55,799

Balance as of 12/31/08	$945,437

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Option contracts:

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Portfolio to fair value or mark-to-market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Distributions to shareholders:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. The “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended December 31, 2008, permanent differences were reclassified as shown below:

Decrease to Paid-in-Capital	Increase to Accumulated Distributions in Excess of Net Investment Income	Increase to Accumulated Undistributed Net Realized Gains from Investments and Foreign Currency Transactions

$(11,460,375)	$8,284,267	$3,176,108

The primary reasons for such reclassifications are the non-deductible net operating losses, foreign currency gain (loss), mark-to-market treatment of certain passive foreign investment companies and real estate investment trust (“REIT”) distributions.

The tax character of dividends and distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

Ordinary income		Net long-term capital gain

2008	2007	2008	2007

$4,350,415	$12,157,466	$51,610,827	$33,109,030

At December 31, 2008 the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized depreciation

$0	$49,616,970	$(104,546,882)

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

Net capital losses, net currency losses and net losses from the mark-to-market treatment of certain PFIC securities incurred after October 31, 2008, but within the Portfolio’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2008, the Portfolio incurred a post-October net realized currency loss of $2,479,109, post-October mark-to-market PFIC loss of $251,125 and a post-October net capital loss of $3,851,188.

The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes, mark-to-market tax treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, Real Estate Investment Trust (“REIT”) adjustments and other timing differences.

Income taxes:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries.

The Portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“FIN 48”) on June 30, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $5,500 for the year ended December 31, 2008. The Trust does pay, together with Third Avenue Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays non-interested Trustees an annual stipend of $59,000 (the lead independent trustee receives an annual retainer of $67,000). The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000.

Accounting Pronouncements:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”) “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133 (“FAS 133”)”, which expands the disclosure requirements in FAS 133 about an entity’s derivative instruments and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

Management is currently evaluating the impact the adoption of this accounting pronouncement will have on the Portfolio’s financial statements and related disclosures.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2008 were as follows:

Purchases	Sales

$238,901,071	$343,244,286

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, the compensation expense for the Portfolio’s Chief Compliance Officer and other miscellaneous expenses. At December 31, 2008, the Portfolio had amounts payable to the Adviser of $22,957 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceed 1.30% of the Portfolio’s average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was made for the year ended December 31, 2008.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., pursuant to which PNC provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PNC an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Other shareholder servicing fees” in the Statement of Operations. For the year ended December 31, 2008, such fees amounted to $693,000.

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the year ended December 31, 2008, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $620,765.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Portfolio has investments. As a result of such service, for the year ended December 31, 2008, the Portfolio received $1,056 in fees. These fees are included in “Other income” on the accompanying Statement of Operations.

16

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2008

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007

Shares outstanding at beginning of year	17,860,091	18,118,647

Shares sold	1,097,994	1,342,443
Shares reinvested from dividends and distributions	3,183,233	1,653,873
Shares redeemed	(5,740,374)	(3,254,872)

Net decrease in Portfolio shares	(1,459,147)	(258,556)

Shares outstanding at end of year	16,400,944	17,860,091

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk” bonds). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

17

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Third Avenue Variable Series Trust – Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust – Third Avenue Value Portfolio (the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 11, 2009

18

Annual Renewal of Investment Advisory Agreements
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 4, 2008, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”).

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 4, 2008 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees: Profitability.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

2.

the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.

the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group, and noting that the Portfolio was below or near the median in each of these comparisons;

4.	performance/expense analysis of the Portfolio and funds in its competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

6.

information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, the trend of declining or generally stable gross expense ratios of the Portfolio since inception and the decline in the Portfolio’s assets over the past year;

7.

the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

19

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

8.

fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs.

B. Description of Personnel And Service Provided by the Adviser.

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings.

C. Compliance Matters

1.	The Trustees met in private session with the Trust’s Chief Compliance Officer and reviewed the operation of the Trust’s and the Adviser’s compliance programs.

D. Investment Performance of the Portfolio and Adviser.

1.

The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group and compared to the Portfolio’s benchmark index for various periods and since inception. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance.

2.

It was noted that the Portfolio’s performance was favorable both on an absolute and risk adjusted basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Portfolio’s benchmark.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio’s historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio’s competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share, especially over the past year when asset levels in the Portfolio declined.

20

Management of the Trust
(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

Interested Trustees

Name, Age & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Martin J. Whitman** DOB: September 1924 622 Third Avenue New York, NY 10017	Trustee since 7/99	Chairman and Trustee

Chairman (3/90 to Present), Chief Executive Officer (CEO) (3/90 to 9/03), President (1/91 to 5/98) of Third Avenue Trust; Chairman (7/99 to Present), CEO (7/99 to 9/03) of Third Avenue Variable Series Trust; Co-Chief Investment Officer (2/03 to Present), Chief Investment Officer (CIO) (1/91 to 2/03), Third Avenue Management LLC and its predecessor entities; CEO, President and Director (10/74 to Present) of Martin J. Whitman & Co., Inc. (private investment company); Distinguished Management Fellow (1972 to 2007) and Member of the Advisory Board (10/94 to 6/95) of the Yale School of Management at Yale University; Adjunct Professor (1/01 to 12/01) of the Columbia University Graduate School of Business; Adjunct Professor (2002 to Present) of Syracuse University; Chartered Financial Analyst.

Director (3/91 to Present) of Nabors Industries, Ltd., (international oil drilling services).

21

Interested Trustees

Name, Age & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

David M. Barse** DOB: June 1962 622 Third Avenue New York, NY 10017	Trustee since 9/01	President, CEO and Trustee

President (5/98 to Present), Trustee (9/01 to Present), CEO (9/03 to Present) and Executive Vice President (4/95 to 5/98) of Third Avenue Trust; President (7/99 to Present), Trustee (9/01 to Present) and CEO (9/03 to Present) of Third Avenue Variable Series Trust; CEO (4/03 to Present), President (2/98 to Present), Third Avenue Management LLC and subsidiaries and predecessors; CEO (7/99 to Present), President (6/95 to Present), Director (1/95 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC (registered broker-dealer) and subsidiaries; President of other funds advised by Third Avenue Management LLC (6/99 to Present); Trustee of Brooklyn Law School.

Director (7/96 to Present) of Covanta Holding Corporation, formerly Danielson Holding Corporation; Director (3/01 to Present) of Manifold Capital Holdings, Inc. and its predecessor (credit enhancement).

Correspondence intended for each Independent Trustee may be sent to: Third Avenue Management, 622 Third Avenue, 32nd Floor, New York, NY 10017

Independent Trustees

Jack W. Aber DOB: September 1937	Trustee since 8/02	Trustee	Professor of Finance (1972 to Present) of Boston University School of Management, Trustee of Third Avenue Variable Series Trust (8/02 to Present); Trustee of Third Avenue Trust (8/02 to Present).

Trustee, The Managers Funds (1999 to Present) (9 portfolios); Trustee of Managers AMG Funds (1999 to Present) (6 portfolios), Managers Trust I (2000 to Present) (10 portfolios) and Managers Trust II (2000 to Present) (6 portfolios); Trustee of Appleton Growth Fund.

22

Independent Trustees

Name, Age & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

William E. Chapman, II DOB: September 1941	Trustee since 8/02	Trustee

Trustee; President and Owner (1998 to Present) of Longboat Retirement Planning Solutions (consulting firm); part-time employee delivering retirement and investment education seminars (1/00 to Present) for Hewitt Associates, LLC (consulting firm); Trustee (5/02 to Present) of Bowdoin College; Trustee of Third Avenue Variable Series Trust (8/02 to Present); Trustee of Third Avenue Trust (8/02 to Present).

Trustee, The Managers Funds (1999 to Present) (9 portfolios); Trustee of Managers AMG Funds (1999 to Present) (6 portfolios), Managers Trust I (2000 to Present) (10 portfolios) and Managers Trust II (2000 to Present) (6 portfolios).

Lucinda Franks DOB: July 1946	Trustee since 7/99	Trustee	Journalist (1969 to Present); Trustee of Third Avenue Variable Series Trust (7/99 to Present); Trustee of Third Avenue Trust (2/98 to Present).	N/A

Edward J. Kaier DOB: September 1945	Trustee since 8/02	Trustee

Partner (7/07 to Present) at Teeters Harvey Gilboy & Kaier LLP (law firm); Partner (1977 to 7/07) at Hepburn Willcox Hamilton & Putnam (law firm); Trustee of Third Avenue Variable Series Trust (8/02 to Present); Trustee of Third Avenue Trust (8/02 to Present).

Trustee, The Managers Funds (1999 to Present) (9 portfolios), Trustee of Managers AMG Funds (1999 to Present) (6 portfolios), Managers Trust I (2000 to Present) (10 portfolios) and Managers Trust II (2000 to Present) (6 portfolios).

23

Independent Trustees

Name, Age & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Marvin Moser, M.D. DOB: January 1924	Trustee since 7/99	Trustee

Clinical Professor of Medicine (1984 to Present) at Yale University School of Medicine; Senior Medical Consultant (1974 to 2002) for the National High Blood Pressure Education Program of the National Heart, Lung and Blood Institute; Trustee of Third Avenue Variable Series Trust (7/99 to Present); Trustee or Director of Third Avenue Trust or its predecessor (11/94 to Present).

Director (2002 to Present) of Comprehensive Neuroscience (research and pharmaceutical site management company).

Eric Rakowski DOB: June 1958	Trustee since 8/02	Trustee	Professor (1990 to Present) at University of California at Berkeley School of Law; Trustee of Third Avenue Variable Series Trust (8/02 to Present); Trustee of Third Avenue Trust (8/02 to Present).

Trustee, The Managers Funds (1999 to Present)
(9 portfolios), Trustee of Managers AMG Funds (1999 to Present)
(6 portfolios), Managers Trust I (2000 to Present)
(10 portfolios) and Managers Trust II (2000 to Present) (6 portfolios).

Martin Shubik DOB: March 1926	Trustee since 7/99	Trustee

Seymour H. Knox Professor (1975 to Present) of Mathematical and Institutional Economics, Yale University; Director of Perini Corp. (2004 to 2006); Trustee of Third Avenue Variable Series Trust (7/99 to Present); Trustee or Director of Third Avenue Trust or its predecessor (11/90 to Present).

N/A

Charles C. Walden DOB: July 1944	Trustee since 7/99	Trustee

President and Owner (2006 to Present) of Sound Capital Associates, LLC (consulting firm); Executive Vice-President of Investments and Chief Investment Officer (1973 to 2007) of Knights of Columbus (fraternal benefit society selling life insurance and annuities); Trustee of Third Avenue Variable Series Trust (7/99 to Present); Trustee or Director of Third Avenue Trust or its predecessor (5/96 to Present); Chartered Financial Analyst.

N/A

*	Each trustee serves until his successor is duly elected and qualified.

**	Messrs. Whitman and Barse are “interested trustees” of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

24

Principal Trust Officers Who Are Not Trustees

Name, Age & Address	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Officer

Vincent J. Dugan DOB: September 1965 622 Third Avenue New York, NY 10017	Treasurer and CFO

Treasurer and Chief Financial Officer (CFO) (9/04 to Present) of Third Avenue Trust; Treasurer and CFO (9/04 to Present) of Third Avenue Variable Series Trust; Chief Operating Officer (COO) and CFO (8/04 to Present) of Third Avenue Management LLC and subsidiaries; COO and CFO (8/04 to Present) of Third Avenue Holdings Delaware LLC; COO and CFO (8/04 to Present) of MJ Whitman LLC and subsidiaries; COO and CFO (8/04 to Present) of certain other funds advised by Third Avenue Management LLC; Partner Ernst & Young LLP (6/02 to 8/04).

N/A

Michael A. Buono DOB: May 1967 622 Third Avenue New York, NY 10017	Controller

Controller (5/06 to Present) of Third Avenue Trust; Controller (5/06 to Present) of Third Avenue Variable Series Trust; Vice President and Assistant Controller (12/05 to 5/06) of Legg Mason Partners Funds; Vice President and Assistant Controller (12/98 to 12/05) of Citigroup Asset Management.

N/A

W. James Hall III DOB: July 1964 622 Third Avenue New York, NY 10017	General Counsel and Secretary

General Counsel and Secretary (6/00 to Present) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc., and its successor, Third Avenue Management LLC and subsidiaries; General Counsel and Secretary of Third Avenue Holdings Delaware LLC (8/02 to Present); General Counsel and Secretary (5/00 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC and subsidiaries; General Counsel and Secretary (7/02 to Present) of certain othet funds advised by Third Avenue Management LLC.

N/A

Joseph J. Reardon DOB: April 1960 622 Third Avenue New York, NY 10017	Chief Compliance Officer

Chief Compliance Officer (CCO) (4/05 to Present) of Third Avenue Trust; CCO (4/05 to Present) Third Avenue Variable Series Trust; CCO of Third Avenue Management LLC and subsidiaries (4/05 to Present); CCO (10/04 – 3/05) Weiss, Peck & Greer Funds Trust; CCO (10/94 – 3/05) Weiss, Peck & Greer Tudor Fund; Principal (10/94 – 10/04) of Weiss, Peck & Greer; Vice President and Secretary (10/94 – 10/04) of Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer Tudor Fund, Weiss, Peck & Greer International Fund and Weiss, Peck & Greer International Fund.

N/A

25

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2008 and held for the six month period ended December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period* July 1, 2008 to December 31, 2008	Annualized Expense Ratio

Actual	$1,000.00	$660.80	$5.34	1.28%
Hypothetical	$1,000.00	$1,018.70	$6.50	1.28%

*

Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366.

26

Third Avenue Variable Series Trust
Federal Tax Status of Distributions
(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Third Avenue Value Portfolio during the fiscal year ended December 31, 2008. This information is presented to meet regulatory requirements and no current action on your part is required.

Third Avenue Value Portfolio

Of the $3.7968 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2008, $0.1815 was derived from net investment income, $0.1139 from short-term capital gains, which are taxed as ordinary income and $3.5014 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed 99.13%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 59.45% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

For the fiscal year ended December 31, 2008, the Third Avenue Value Portfolio intends to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit. For the year ended December 31, 2008 the gross foreign source income of the Portfolio was $383,230 and $383,230 of income taxes were paid to foreign countries by the Portfolio.

27

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

At December 31, 2008, the Trust had a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Messrs. Jack Aber, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are “audit committee financial experts” (“ACFE”) as defined by the Securities and Exchange Commission (“SEC”) and has designated Mr. Aber as the Committee’s ACFE. Each of Messrs. Aber, Shubik and Walden are “independent” as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $51,896, including out of pocket expenses of approximately $1,300, for the fiscal year ended December 31, 2008 and $49,900, including out of pocket expenses of approximately $1,300, for the fiscal year ended December 31, 2007.

(b)    Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service

Affiliate”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

(c)    Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for tax compliance, tax advice and tax planning were $11,865 for the fiscal year ended December 31, 2008 and $11,100 for the fiscal year ended December 31, 2007. These services related to the preparation of tax returns and the review of tax-related issues. There were no tax services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(d)    All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c). There were no other services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(e)    Audit Committee Pre-Approval Policies and Procedures.

        (i) The Audit Committee pre-approves the Trust’s accountant’s engagement for audit and non-audit services to the Trust and certain non-audit services to the Trust’s adviser and affiliates (as required) on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant’s independence.

        (ii) There were no services provided to the Trust or Service Affiliates during the last two fiscal years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not Applicable.

(g)    The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust and Service Affiliates for each of the last two fiscal years were $80,000 for the fiscal year ended December 31, 2008 and $78,000 for the fiscal year ended December 31, 2007.

(h)    Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 11, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 11, 2009

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 11, 2009